UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust
(Exact name of registrant as specified in charter)

630 Fitzwatertown Road , Building A 2nd Floor	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:   11/30/2010

Date of reporting period: 08/31/2010

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2010 (Unaudited)

	Shares	Value

Common Stock - 93.87%

Aerospace & Defense - 4.70%
Rockwell Collins, Inc.	10,000	$539,300

Banks - 0.44%
CapitalSource, Inc.	10,000	50,500

Beverages - 2.90%
* Constellation Brands, Inc.	20,000	333,200

Biotechnology - 3.51%
* Biogen Idec, Inc.	7,500	403,500

Commercial Services - 2.18%
Deluxe Corp.	15,000	250,950

Cosmetics - 2.70%
Alberto-Culver Co.	10,000	310,500

Electric - 2.94%
Edison International	10,000	337,500

Electronics - 3.19%
Amphenol Corp.	9,000	366,480

Entertainment - 2.58%
DreamWorks Animation SKG-, Inc. - Class A	10,000	296,300

Environmental Control - 3.84%
Republic Services, Inc.	15,000	441,450

Food - 3.47%
McCormick & Co., Inc.	10,000	398,700

Gas - 3.72%
Energen Corp.	10,000	426,800

Hand & Machine Tools - 8.35%
Snap-On, Inc.	10,000	412,300
Stanley Black & Decker Corp.	10,200	547,128
		959,428
Healthcare - Products - 7.69%
Dentsply International, Inc.	10,000	278,200
* Henry Schein, Inc.	6,000	316,800
STERIS Corp.	10,000	287,700
		882,700

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2010 (Unaudited)

	Shares	Value

Common Stock - 93.87% (Continued)

Healthcare - Services - 3.03%
Quest Diagnostics, Inc.	8,000	$348,000

Household Products - 10.92%
American Greetings Corp.	12,000	231,600
Clorox Co.	8,000	518,560
* Energizer Holdings, Inc.	8,000	504,400
		1,254,560
Iron & Steel - 2.98%
Steel Dynamics, Inc.	25,000	342,500

Mining - 5.92%
Cameco Corp.	14,000	341,180
Silver Wheaton Corp.	15,000	338,400
		679,580
Miscellaneous Manufacturing - 4.64%
Parker Hannifin Corp.	9,000	532,440

Oil & Gas - 5.63%
Forest Oil Corp.	10,000	261,200
* Rowan Cos., Inc.	15,000	385,650
		646,850
Oil & Gas Services - 3.20%
* Cameron International Corp.	10,000	367,800

Semiconductors - 3.99%
* LSI Corp.	50,000	201,000
* MEMC Electronic Materials, Inc.	25,000	257,250
		458,250
Telecommunications - 1.35%
Frontier Communications Corp.	20,000	154,600

Total Common Stock (Cost $10,832,785)		10,781,888

Exchange-Traded Funds - 3.19%
* SPDR Gold Trust	3,000	366,210

Total Exchange-Traded Funds (Cost $244,645)		366,210

Investment Company - 2.87%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%
(Cost $329,664)	329,664	329,664

Total Investments (Cost $11,407,094) - 99.93%		11,477,762
Other Assets in Excess of Liabilities, net - 0.07%		8,528

Net Assets - 100.00%		$11,486,290

* Non-income producing investment.
** Rate shown represents the rate at August 31, 2010 is subject to change and resets daily.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2010 (Unaudited)
	% of Net
Industry	Assets	Value

Aerospace & Defense	4.70%	$539,300
Banks	0.44%	50,500
Beverages	2.90%	333,200
Biotechnology	3.51%	403,500
Commercial Services	2.18%	250,950
Cosmetics	2.70%	310,500
Electric	2.94%	337,500
Electronics	3.19%	366,480
Entertainment	2.58%	296,300
Environmental Control	3.84%	441,450
Exchange-Traded Funds	3.19%	366,210
Food	3.47%	398,700
Gas	3.72%	426,800
Hand & Machine Tools	8.35%	959,428
Healthcare - Products	7.69%	882,700
Healthcare - Services	3.03%	348,000
Household Products	10.92%	1,254,560
Investment Company	2.87%	329,664
Iron & Steel	2.98%	342,500
Mining	5.92%	679,580
Miscellaneous Manufacturing	4.64%	532,440
Oil & Gas	5.63%	646,850
Oil & Gas Services	3.20%	367,800
Semiconductors	3.99%	458,250
Telecommunications	1.35%	154,600
Total	99.93%	$11,477,762

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2010 (Unaudited)

	Shares	Value

Common Stock and Rights -88.51%

Apparel - 3.03%
* Deckers Outdoor Corp.	6,000	$260,820

Biotechnology - 7.29%
* Crucell NV	10,000	188,700
* Cubist Pharmaceuticals, Inc.	10,000	220,300
Martek Biosciences Corp.	10,000	218,200
		627,200
Commercial Services - 3.89%
Deluxe Corp.	20,000	334,600

Distribution & Wholesale - 3.28%
Watsco, Inc.	5,500	282,425

Electronics - 7.35%
* Dionex Corp.	5,000	362,500
* Itron, Inc.	5,000	270,000
		632,500
Engineering & Construction - 6.68%
Chicago Bridge & Iron Co. NV	14,000	304,920
Orion Marine Group, Inc.	10,000	112,200
* Tutor Perini Corp.	8,000	158,080
		575,200
Food - 8.51%
B&G Foods, Inc. - Class A	20,000	213,600
Del Monte Foods Co.	20,000	260,800
Tootsie Roll Industries, Inc.	10,927	257,986
		732,386
Forest Products & Paper - 7.27%
* KapStone Paper and Packaging Corp.	30,000	341,700
Rayonier, Inc.	6,000	283,800
		625,500

Healthcare - Services - 1.88%
* Sun Healthcare Group, Inc.	20,000	162,000

Household Products - 7.22%
Jarden Corp.	10,000	269,400
WD-40 Co.	10,000	351,700
		621,100
Insurance - 4.67%
Platinum Underwriters Holdings Ltd.	10,000	402,100

Iron & Steel - 3.60%
Carpenter Technology Corp.	10,000	310,100

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2010 (Unaudited)

	Shares	Value

Common Stock and Rights - 88.51% (Continued)

Oil & Gas - 4.41%
Cabot Oil & Gas Corp.	6,000	$167,040
* McMoRan Exploration Co.	15,000	212,850
		379,890
Oil & Gas Services - 1.21%
Gulf Island Fabrication, Inc.	7,000	104,160

Pharmaceuticals - 2.30%
* VCA Antech, Inc.	10,000	197,700

Pipelines - 1.97%
Eagle Rock Energy Partners LP	27,000	162,000
* Eagle Rock Energy Partners LP Rights, Strike Price $6.00 Expiration 05/15/12	7,000	7,070
		169,070

Retail - 2.78%
The Buckle, Inc.	10,000	239,500

Utilities - 11.17%
Black Hills Corp.	10,000	304,300
NorthWestern Corp.	10,000	281,200
South Jersey Industries, Inc.	8,000	375,920
		961,420

Total Common Stock (Cost $7,317,191)		7,617,671

Exchange-Traded Funds - 2.53%
Market Vectors Agribusiness ETF (Cost $129,760)	5,000	217,700

Investment Company - 9.08%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%
(Cost $781,045)	781,045	781,045

Total Investments (Cost $8,227,996) - 100.12%		8,616,416
Liabilities in Excess of Other Assets, net - (0.12)%		(10,257)
Net Assets - 100.00%		$8,606,159

* Non-income producing investment.
** Rate shown represents the rate at August 31, 2010 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)

Capital Management Small-Cap Fund

As of August 31, 2010 (Unaudited)
	% of Net
Industry	Assets	Value

Apparel	3.03%	$260,820
Biotechnology	7.29%	627,200
Commercial Services	3.89%	334,600
Distribution & Wholesale	3.28%	282,425
Electronics	7.35%	632,500
Engineering & Construction	6.68%	575,200
Exchange-Traded Funds	2.53%	217,700
Food	8.51%	732,386
Forest Products & Paper	7.27%	625,500
Healthcare - Services	1.88%	162,000
Household Products	7.22%	621,100
Insurance	4.67%	402,100
Investment Company	9.08%	781,045
Iron & Steel	3.60%	310,100
Oil & Gas	4.41%	379,890
Oil & Gas Services	1.21%	104,160
Pharmaceuticals	2.30%	197,700
Pipelines	1.97%	169,070
Retail	2.78%	239,500
Utilities	11.17%	961,420
Total	100.12%	$8,616,416

See Notes to Financial Statements.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2010 (Unaudited)

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of August 31, 2010:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$10,781,888	$-	$10,781,888
Exchange-Traded Funds	366,210	-	366,210
Investment Company	-	329,664	329,664
Totals	$11,148,098	$329,664	$11,477,762

Capital Management Funds

Notes to Schedules of Investments	August 31, 2010 (Unaudited)

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$7,610,601	$-	$7,610,601
Exchange-Traded Funds	217,700	-	217,700
Rights	7,070	-	7,070
Investment Company	-	781,045	781,045
Totals	$7,835,371	$781,045	$8,616,416

(a)
As of and during the six month period ended August 31, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

Federal Income Tax

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of August 31, 2010 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$11,407,094	$1,188,018	$(1,117,350)	$70,668
Small-Cap Fund	8,237,656	1,330,194	(951,434)	378,760

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)
A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 29, 2010